DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Balance at Beginning	$ 1,049,929	$ 158,244	$ 0
Effects of foreign currency exchange rate changes	(10,490)	(42,796)	(2,519)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	2,205,925	392,500	144,241
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	2,211,529	1,082,567
Change in fair value included in statements of operations	(1,716,757)	(540,586)	16,522
Balance at Ending	$ 3,740,136	$ 1,049,929	$ 158,244